Public Offering (Details) - USD ($)	1 Months Ended	7 Months Ended
	Sep. 24, 2020	Dec. 31, 2020	Jun. 30, 2021
Public Offering (Details) [Line Items]
Shares issued price per share (in Dollars per share)	$ 0.20	$ 0.20
Underwriting discount paid (in Dollars)	$ 6,900,000	$ 6,900,000
Proposed Offering Description		Each Public Warrant will become exercisable on the later of 30 days after the completion of the Company’s Business Combination or 12 months from the closing of the Public Offering.
Deferred discount fee amount (in Dollars)		$ 12,075,000
Deferred discount fee per share		0.35
Initial Public Offering [Member]
Public Offering (Details) [Line Items]
Sale of an aggregate units	34,500,000
Shares issued price per share (in Dollars per share)	$ 10.00
Initial public offering, description	Each Unit consists of one share of Class A common stock of the Company, $0.0001 par value per share (the “Public Shares”), and one-third of one redeemable warrant to purchase one share of Class A common stock (the “Public Warrants”). The closing of the Public Offering included an exercise in full of the overallotment option granted to the underwriters.
Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Sale of an aggregate units	4,500,000
Shares issued price per share (in Dollars per share)	$ 10.00
Additional units issued			4,500,000
Underwriting discount paid (in Dollars)	$ 4,500,000
Public Offering price [Member]
Public Offering (Details) [Line Items]
Shares issued price per share (in Dollars per share)	$ 0.35
Class A Common Stock
Public Offering (Details) [Line Items]
Sale of an aggregate units		34,500,000
Purchase price per warrant (in Dollars per share)	$ 11.50	$ 11.50	$ 11.50
Class A Common Stock | Public Offering price [Member]
Public Offering (Details) [Line Items]
Purchase price per warrant (in Dollars per share)		$ 0.0001